FAIR VALUE MEASUREMENTS, Narrative (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Gain from change in fair value of warrant liabilities	$ (924,903)	$ 2,043,984	$ (754,570)	$ 6,472,616	$ 8,686,933	$ 6,642,947